Financial Instruments - Summary of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Financial Assets:
Cash and cash equivalents	₨ 103,836	$ 1,369	₨ 169,793	₨ 144,499
Investments
Financial instruments at FVTPL	18,039		23,502
Financial instruments at FVTOCI	219,802		141,954
Financial instruments at Amortized cost	22,923		20,827
Other financial assets
Trade receivables	119,984		98,656
Unbilled receivables	60,809		27,124
Other assets	48,998		13,333
Derivative assets	3,038		4,080
Total	597,429		499,269
Financial Liabilities:
Trade payables and accrued expenses	99,034		76,512
Lease liabilities	24,233		21,182
Other liabilities	36,071		3,761
Loans, borrowings and bank overdrafts	151,696		83,332
Derivative liabilities	633		1,070
Total	₨ 311,667		₨ 185,857